Other Assets - Balance Sheet Presentation (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Other Assets [Abstract]
Other current assets	$ 253	$ 322
Other non-current assets	46	36
Total other assets	$ 299	$ 358